STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Share capital	Additional paid-in capital	Treasury shares at cost	Accumulated other comprehensive income (Loss)	Retained earnings
Balance at Dec. 31, 2013	$ 3,602,097	$ 774	$ 774,917	$ (2,421,278)	$ 1,839	$ 5,245,845
Excess tax benefit from stock-based compensation	11,669		11,669
Issuance of treasury shares under stock purchase plans, upon exercise of options and vesting of restricted	70,266		11,130	59,136
Treasury shares at cost	(764,543)			(764,543)
Stock-based compensation	61,408		61,408
Other comprehensive loss, net of tax	(2,909)				(2,909)
Net income	659,571					659,571
Balance at Dec. 31, 2014	3,637,559	774	859,124	(3,126,685)	(1,070)	5,905,416
Excess tax benefit from stock-based compensation	19,376		19,376
Issuance of treasury shares under stock purchase plans, upon exercise of options and vesting of restricted	102,852		33,703	69,149
Treasury shares at cost	(985,735)			(985,735)
Stock-based compensation	74,005		74,005
Replacement of restricted share units upon acquisitions	1,123		1,123
Other comprehensive loss, net of tax	(3,180)				(3,180)
Net income	685,866					685,866
Balance at Dec. 31, 2015	3,531,866	774	987,331	(4,043,271)	(4,250)	6,591,282
Excess tax benefit from stock-based compensation	17,380		17,380
Issuance of treasury shares under stock purchase plans, upon exercise of options and vesting of restricted	129,196		54,200	74,996
Treasury shares at cost	(987,897)			(987,897)
Stock-based compensation	80,731		80,731
Other comprehensive loss, net of tax	(5,000)				(5,000)
Net income	724,847					724,847
Balance at Dec. 31, 2016	$ 3,491,123	$ 774	$ 1,139,642	$ (4,956,172)	$ (9,250)	$ 7,316,129